RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

6. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of March 31, 2014 and December 31, 2013, accrued restructuring costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease and contract termination costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2014	$52	$—	$60	$1	$113
2014 charges for 2013 and prior initiatives	33	2	4	2	41
Reversal of reserves no longer required	(4)	—	—	—	(4)
2014 payments for 2013 and prior initiatives	(17)	(2)	(3)	(2)	(24)

Accrued liabilities as of March 31, 2014	$64	$—	$61	$1	$126

(1)
The workforce reduction reserves relate to the termination of 483 positions, of which 415 positions had not been terminated as of March 31, 2014.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	March 31, 2014	December 31, 2013
2012 and prior initiatives	$83	$95
2013 initiatives	43	18

Total	$126	$113

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2014	$9	$10	$12	$68	$2	$3	$9	$113
2014 charges for 2013 and prior initiatives	—	23	7	6	3	—	2	41
Reversal of reserves no longer required	—	—	(3)	—	—	—	(1)	(4)
2014 payments for 2013 and prior initiatives	(1)	(1)	(9)	(10)	(1)	—	(2)	(24)
Foreign currency effect on liability balance	—	—	—	1	(1)	—	—	—

Accrued liabilities as of March 31, 2014	$8	$32	$7	$65	$3	$3	$8	$126

Current portion of restructuring reserves	$3	$32	$7	$12	$3	$3	$8	$68
Long-term portion of restructuring reserves	5	—	—	53	—	—	—	58

        Details with respect to cash and noncash restructuring charges for the three months ended March 31, 2014 and 2013 by initiative are provided below (dollars in millions):

Three months ended March 31, 2014
Cash charges:
2014 charges for 2013 and prior initiatives	$41
Pension related charges	1
Reversal of reserves no longer required	(4)
Non-cash charges	1

Total 2014 Restructuring, Impairment and Plant Closing Costs	$39

Three months ended March 31, 2013
Cash charges:
2013 charges for 2012 and prior initiatives	$44
2013 charges for 2013 initiatives	2
Pension related charges	4
Reversal of reserves no longer required	(7)
Non-cash charges	1

Total 2013 Restructuring, Impairment and Plant Closing Costs	$44

2014 RESTRUCTURING ACTIVITIES

        During 2013, our Performance Products segment initiated a restructuring program to refocus our surfactants business in Europe. During the three months ended March 31, 2014, we recorded charges of $23 million primarily related to workforce reductions and a charge of $1 million for the impairment of long-lived assets relating to the announced agreement to purchase our Lavera, France manufacturing facility by Wilmar Europe Holdings B.V..

        During the three months ended March 31, 2014, our Advanced Materials segment recorded charges of $7 million primarily related to workforce reductions related to our global transformational change program designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and improve its long-term global competitiveness. Our Advanced Materials segment also reversed charges of $3 million related to this initiative.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during the three months ended March 31, 2014, our Textile Effects segment recorded charges of $2 million for long-term contract termination costs and $2 million for decommissioning associated with this initiative. Additionally, we recorded charges of $2 million for long-term contract termination costs for other initiatives.

        During the three months ended March 31, 2014, our Pigments segment recorded charges of $3 million primarily related to the workforce reductions at our Huelva, Spain facility.

2013 RESTRUCTURING ACTIVITIES

        During the three months ended March 31, 2013, our Polyurethanes segment reversed charges of $4 million related to workforce reductions in association with our program to reduce annualized fixed costs by approximately $75 million. Our Polyurethanes segment also recorded pension-related settlement charges of $5 million related to this program.

        During the three months ended March 31, 2013, our Advanced Materials segment recorded charges of $23 million primarily related to workforce reductions related to our global transformational change program designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and improve its long-term global competitiveness. Our Advanced Materials segment also reversed charges of $2 million related to this initiative.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during the three months ended March 2013, our Textile Effects segment recorded charges of $16 million for long-term contract termination costs, $4 million for decommissioning and $1 million for other restructuring and reversed charges of $1 million related to workforce reductions associated with this initiative.

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2013, 2012 and 2011, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable contract costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2011	$36	$1	$7	$5	$49
2011 charges for 2010 and prior initiatives	4	2	10	7	23
2011 charges for 2011 initiatives	87	—	1	1	89
Reversal of reserves no longer required	(5)	—	—	—	(5)
2011 payments for 2010 and prior initiatives	(26)	(3)	(1)	(8)	(38)
2011 payments for 2011 initiatives	(13)	—	—	(1)	(14)
Net activity of discontinued operations	—	—	—	(2)	(2)
Foreign currency effect on liability balance	(10)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	73	—	17	2	92
2012 charges for 2011 and prior initiatives	9	5	—	10	24
2012 charges for 2012 initiatives	64	—	—	5	69
Reversal of reserves no longer required	(15)	—	—	(1)	(16)
2012 payments for 2011 and prior initiatives	(31)	(6)	(2)	(11)	(50)
2012 payments for 2012 initiatives	(12)	—	—	(6)	(18)
Foreign currency effect on liability balance	2	1	—	1	4

Accrued liabilities as of December 31, 2012	90	—	15	—	105
2013 charges for 2012 and prior initiatives	32	16	53	20	121
2013 charges for 2013 initiatives	28	—	—	8	36
Reversal of reserves no longer required	(22)	—	(4)	—	(26)
2013 payments for 2012 and prior initiatives	(66)	(16)	(3)	(19)	(104)
2013 payments for 2013 initiatives	(10)	—	—	(8)	(18)
Net activity of discontinued operations	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	—	2	—	2

Accrued liabilities as of December 31, 2013	$52	$—	$60	$1	$113

(1)
The total workforce reduction reserves of $52 million relate to the termination of 403 positions, of which 324 positions had not been terminated as of December 31, 2013.

(2)
Accrued liabilities remaining at December 31, 2013 and 2012 by year of initiatives were as follows (dollars in millions):

	December 31,
	2013	2012
2011 initiatives and prior	$74	$52
2012 initiatives	21	53
2013 initiatives	18	—

Total	$113	$105

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and other	Total
Accrued liabilities as of January 1, 2011	$—	$1	$2	$25	$8	$8	$5	$49
2011 charges for 2010 and prior initiatives	—	—	—	14	7	—	2	23
2011 charges for 2011 initiatives	—	—	21	65	3	—	—	89
Reversal of reserves no longer required	—	—	(1)	(4)	—	—	—	(5)
2011 payments for 2010 and prior initiatives	—	—	(1)	(18)	(13)	—	(6)	(38)
2011 payments for 2011 initiatives	—	—	(7)	(5)	(2)	—	—	(14)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	—	—	(2)	(8)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	—	1	12	69	3	6	1	92
2012 charges for 2011 and prior initiatives	—	1	4	14	4	—	1	24
2012 charges for 2012 initiatives	38	—	30	—	—	—	1	69
Reversal of reserves no longer required	—	—	—	(16)	—	—	—	(16)
2012 payments for 2011 and prior initiatives	—	(2)	(15)	(27)	(5)	—	(1)	(50)
2012 payments for 2012 initiatives	(12)	—	(6)	—	—	—	—	(18)
Foreign currency effect on liability balance	1	—	2	2	(1)	—	—	4

Accrued liabilities as of December 31, 2012	27	—	27	42	1	6	2	105
2013 charges for 2012 and prior initiatives	5	—	38	73	4	—	1	121
2013 charges for 2013 initiatives	—	18	—	1	—	—	17	36
Reversal of reserves no longer required	(9)	—	(8)	(9)	—	—	—	(26)
2013 payments for 2012 and prior initiatives	(14)	—	(45)	(41)	(3)	—	(1)	(104)
2013 payments for 2013 initiatives	—	(7)	—	—	(1)	—	(10)	(18)
Net activity of discontinued operations	—	—	—	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	(1)	—	2	1	—	—	2

Accrued liabilities as of December 31, 2013	$9	$10	$12	$68	$2	$3	$9	$113

Current portion of restructuring reserves	$4	$10	$12	$15	$2	$3	$9	$55
Long-term portion of restructuring reserve	5	—	—	53	—	—	—	58

        Details with respect to cash and noncash restructuring charges for the years ended December 31, 2013, 2012 and 2011 by initiative are provided below (dollars in millions):

Cash charges:
2013 charges for 2012 and prior initiatives	$121
2013 charges for 2013 initiatives	36
Reversal of reserves no longer required	(26)
Pension-related charges	7
Non-cash charges	13

Total 2013 Restructuring, Impairment and Plant Closing Costs	$151

Cash charges:
2012 charges for 2011 and prior initiatives	$24
2012 charges for 2012 initiatives	69
Reversal of reserves no longer required	(16)
Non-cash charges	15

Total 2012 Restructuring, Impairment and Plant Closing Costs	$92

Cash charges:
2011 charges for 2010 and prior initiatives	$23
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

2013 RESTRUCTURING ACTIVITIES

        During 2012, our Polyurethanes segment began implementing a restructuring program to reduce annualized fixed costs. As of December 31, 2013, our Polyurethanes segment restructuring reserve consisted of $9 million related to this program. In connection with this program, we recorded charges of $5 million and reversed charges of $9 million during 2013 primarily for workforce reductions. Our Polyurethanes segment also recorded pension-related charges of $6 million during 2013 related to this program.

        During 2013, our Performance Products segment implemented a restructuring program to refocus our surfactants business in Europe. As of December 31, 2013, our Performance Products segment restructuring reserve consisted of $10 million related to this program. In connection with this program, we recorded charges of $13 million during 2013 primarily related to workforce reductions. Additionally, we recorded charges of $5 million during 2013 primarily related to workforce reductions in our Australian operation.

        During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and improve its long-term global competitiveness. As of December 31, 2013, our Advanced Materials segment restructuring reserve consisted of $12 million primarily related to this program. During 2013, we recorded charges of $38 million and noncash charges of $4 million and reversed charges of $8 million.

        During 2011, our Textile Effects segment began implementing a significant restructuring program, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the segment's long-term global competitiveness. In connection with this program, during 2013, our Textile Effects segment recorded charges of $53 million for the early termination of long-term fixed cost contracts, $16 million for decommissioning, $3 million for other restructuring and $1 million for workforce reductions and reversed charges of $5 million related to workforce reductions, as well as recorded a $9 million noncash charge for a pension settlement loss. In addition, during 2013, we reversed charges of $4 million that were no longer required for long term fixed costs contracts in relation to our consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2013, our Pigments segment restructuring reserve consisted of $2 million primarily related to workforce reductions at our Scarlino, Italy plant. During 2013, our Pigments segment recorded charges of $4 million primarily related to the closure of our Grimsby, U.K. plant.

        As of December 31, 2013, our Corporate and other segment restructuring reserve consisted of $9 million primarily related to a reorganization of our global information technology organization and a reorganization and regional consolidation of our purchasing activities. During 2013, we recorded charges of $18 million in Corporate and other primarily related to these initiatives. Our Corporate and other segment also recorded pension-related charges of $1 million during 2013 related to our initiatives.

2012 RESTRUCTURING ACTIVITIES

        During 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs. In connection with this program, we recorded restructuring expenses of $38 million during 2012 primarily for workforce reductions. As of December 31, 2012, our Polyurethanes segment restructuring reserve consisted of $27 million related to this program.

        During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and ensure its long-term global competitiveness. As of December 31, 2012, our Advanced Materials segment restructuring reserve consisted of $27 million primarily related to this program. During 2012, we recorded charges of $38 million of which $28 million related to our global transformational change program, $3 million related to the reorganization of our global structure and relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas and $3 million related primarily to a redesign of our planning process focused on inventory reduction. Our Advanced Materials segment also recorded noncash charges of $4 million related to pension settlements.

        During 2011, our Textile Effects segment began implementing a significant restructuring program, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the segment's long-term global competitiveness. In connection with this plan, during 2012, we recorded cash charges of $1 million for workforce reductions, $9 million for decommissioning and other restructuring expenses, and noncash charges of $11 million primarily for pension settlements. In addition, during 2012, our Textile Effects segment recorded charges of $4 million of which $2 million related to the closure of our St. Fons, France facility and $2 million related to a global transfer pricing initiative. We reversed charges of $16 million which were no longer required for workforce reductions at our production facility in Langweid, Germany, the simplification of the commercial organization and optimization of our distribution network, the consolidation of manufacturing activities and processes at our site in Basel, Switzerland and the closure of our production facilities in Basel, Switzerland.

        As of December 31, 2012, our Pigments segment restructuring reserve consisted of $1 million primarily related to workforce reductions at our Scarlino, Italy plant. During 2012, our Pigments segment recorded charges of $4 million related to the closure of our Grimsby, U.K. plant.

        As of December 31, 2012, our Corporate and other segment restructuring reserve consisted of $2 million primarily related to a reorganization and regional consolidation of our purchasing activities. During 2012, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2011 RESTRUCTURING ACTIVITIES

        As of December 31, 2011, our Advanced Materials segment restructuring reserve consisted of $12 million related to workforce reductions in connection with a reorganization of its global structure and relocation of its divisional headquarters from Basel, Switzerland to The Woodlands, Texas. During 2011, our Advanced Materials segment recorded net charges of $20 million primarily related this activity.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction, a pension curtailment gain of $38 million and a charge of $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility. For purposes of calculating the impairment charge, the fair value of the Basel, Switzerland manufacturing facility was based on the discounted cash flows of that facility. As of December 31, 2011, our Textile Effects segment restructuring reserve consisted of $69 million, of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $2 million related to workforce reductions at our production facility in Langweid, Germany, $2 million related to the simplification of the commercial organization and optimization of our distribution network, $15 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland, $47 million related to the closure of our production facilities and business support offices in Basel, Switzerland and $1 million related to the consolidation of our North Carolina sites.

        In addition, during 2011, our Textile Effects segment recorded charges of $22 million, of which $5 million related to simplification of our commercial organization and optimization of our distribution network, $12 million related to non-workforce reductions incurred for the consolidation of our Switzerland manufacturing facilities, and $4 million related to the consolidation of our North Carolina sites. We reversed charges of $4 million which were no longer required for workforce reductions at our production facility in Langweid, Germany and the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2011, our Pigments segment restructuring reserve consisted of $3 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2011, our Pigments segment recorded charges of $10 million, of which $7 million related to the closure of our Grimsby, U.K. plant and $3 million related to workforce reductions at our Umbogintwini, South Africa plant.

        As of December 31, 2011, our Corporate and other segment restructuring reserve consisted of $1 million primarily related to a reorganization and regional consolidation of our transactional accounting activities. During 2011, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.